Label	Element	Value
First Investors Tax Exempt Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018, AS SUPPLEMENTED

1.	In “The Funds Summary Section” for each Fund, the second to last sentence of the first paragraph under the heading “Fees and Expenses of the Fund” is deleted and replaced with the following:

You may be required to pay a commission to your financial intermediary for Advisor Class and Institutional Class shares purchased through them.

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Please retain this Supplement for future reference

TEP119

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Opportunities Fund